OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER INCOME AND EXPENSES [Abstract]
OTHER INCOME AND EXPENSES
29	OTHER INCOME AND EXPENSES

This item consists of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Other income
Rental income	35,218	37,882	75,800
Income from resolution of IFRS 16 contracts	16,817	8,273	–
Revenue from sale of loan portfolio (i)	15,700	28,728	37,847
Recoveries of other accounts receivable and other assets	3,728	1,137	13,796
Net gain from sale of adjudicated assets	2,851	728	–
Net income from the sale of property, furniture and equipment	1,916	8,523	16,869
Net income from the sale of investment properties	–	–	23,629
Others (ii)	187,486	201,710	176,288
Total other income	263,716	286,981	344,229

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Other expenses
Provision for sundry risks, Note 13(k) (iii)	70,824	140,897	27,272
Losses due to operational risk	58,956	54,818	29,878
Association in participation	47,176	52,020	22,636
Provision for other accounts receivable	28,324	51,517	8,059
Expenses on improvements in building for rent	23,814	25,773	30,721
Various operating expenses (iv)	18,959	106,776	–
Intangible losses due to withdrawals and dismissed projects	17,630	40,342	22,492
Donations (v)	9,949	128,884	10,378
Administrative and tax penalties	1,601	3,029	2,659
Loss on sale of investment properties	–	1,328	–
Net loss from sale of adjudicated assets	–	–	9,617
Others (vi)	155,030	152,684	104,757
Total other expenses	432,263	758,068	268,469

(i)
As of December 31, 2021, the main portfolio sale was carried out under the modality of assignment of rights to Deutsche Bank AG / SPV I S.A.C. The capital sold of judicial and written-off portfolio was S/46.7 million and S/14.8 million, respectively, for a total value of S/18.7 million, generating a profit of S/12.2 million, among other minor sales. As of December 31, 2020, the main revenues from portfolio sales were the sale of judicial portfolio in the modality of assignment of rights to Deutsche Bank AG/SPVI S.A. for S/25.9 million, sale of written-off portfolio to Conecta CNS S.A for S/1.9 million and JS Ornamental Peruvian Fish EIRL for S/0.6 million, among other minor sales.

(ii)
The balance is mainly comprised of the recovery of legal collection expenses for personal loans and credit card products, reimbursement for the transfer of license fees, tax refunds, among other minor items.

(iii)	The variation corresponds mainly to the fact that there were no legal provisions recorded by the subsidiary ASB Bank Corp during the year 2021 period while during the year 2020 period S/71.9 million were recorded for this concept.

(iv)	The variation corresponds to the higher expenses incurred by the health emergency during 2020, such as safety equipment, mobility vouchers, medical expenses, food, rapid tests, temperature measurement, among others.

(v)
In 2020, the Group made donations mainly through its subsidiaries BCP and MiBanco, a donation of S/100.0 million was the fundraising campaign called “#YoMeSumo” from BCP and S/10.0 million a donation from MiBanco, in both cases, to raise funds for the poorest families affected by COVID-19.

(vi)	The balance is mainly comprised of expenses for agency closings, expenses for system failures and incidents, reimbursement of commissions and interest, among other minor expenses.